Associates and joint ventures - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of joint ventures and associates [line items]
Profit after taxation for the year	£ 13,000,000	£ 5,000,000	£ 14,000,000
Other comprehensive income	713,000,000	962,000,000	(487,000,000)
Sales to associates and joint ventures	41,000,000	£ 43,000,000	£ 41,000,000
Innoviva Inc [member]
Disclosure of joint ventures and associates [line items]
Profit after taxation for the year	18,000,000
Other comprehensive income	£ 0